Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Other Receivables
Schedule of the components of other receivables

	As of December 31
	2012	2013
	$	$
Components of other receivables are as follows:
Deposits (Note)	4,734,991	6,434,449
Cash advanced to staff	104,310	684,106
VAT receivable	4,934,645	8,395,774
Interest receivable	—	450,376
Others	219,941	516,327

Total	9,993,887	16,481,032

Note: Deposits consist of amounts paid to vendors for advertising, and rental deposits.